Horizon Multi-Factor U.S. Equity Fund
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 100.1%	Shares	Value
Banking - 2.2%
Citizens Financial Group, Inc.	23,679	$1,083,788
M&T Bank Corp.	4,101	786,244
PNC Financial Services Group, Inc.	17,093	3,280,489
Regions Financial Corp.	31,741	752,579
Wells Fargo & Co.	95,064	7,445,412
		13,348,512

Consumer Discretionary Products - 1.1%
BorgWarner, Inc.	18,324	545,506
Deckers Outdoor Corp. (a)	8,613	1,200,308
General Motors Co.	37,536	1,844,144
Lennar Corp. - Class A	6,954	831,907
Masco Corp.	14,434	1,085,148
Millrose Properties, Inc. (a)	3,445	78,741
NVR, Inc. (a)	130	941,925
		6,527,679

Consumer Discretionary Services - 0.9%
Carnival Corp. (a)	52,444	1,254,985
Chipotle Mexican Grill, Inc. (a)	23,949	1,292,527
McDonald's Corp.	7,127	2,197,468
Royal Caribbean Cruises Ltd.	3,630	893,343
		5,638,323

Consumer Staple Products - 5.1%
Altria Group, Inc.	70,144	3,917,542
Clorox Co.	8,542	1,335,883
Coca-Cola Co.	127,739	9,096,294
Colgate-Palmolive Co.	24,077	2,195,100
Hormel Foods Corp.	21,696	621,157
McCormick & Co., Inc.	9,432	779,178
Philip Morris International, Inc.	71,392	11,085,750
Tyson Foods, Inc. - Class A	22,611	1,386,959
		30,417,863

Financial Services - 6.8%
Broadridge Financial Solutions, Inc.	5,618	1,355,174
CBOE Global Markets, Inc.	6,954	1,465,903
Fair Isaac Corp. (a)	696	1,312,900
Fiserv, Inc. (a)	20,432	4,815,618
MasterCard, Inc. - Class A	32,961	18,995,754
Nasdaq, Inc.	27,893	2,308,983
PayPal Holdings, Inc. (a)	34,477	2,449,591
Raymond James Financial, Inc.	11,362	1,757,360
S&P Global, Inc.	9,410	5,022,493
Synchrony Financial	24,121	1,463,662
		40,947,438

Health Care - 9.2%
Abbott Laboratories	21,229	2,929,814
Agilent Technologies, Inc.	9,540	1,220,357
Becton Dickinson & Co.	8,071	1,820,253
Boston Scientific Corp. (a)	36,776	3,816,981
Bristol-Myers Squibb Co.	61,635	3,674,679
Cardinal Health, Inc.	13,590	1,759,633
Danaher Corp.	8,523	1,770,738
DaVita, Inc. (a)	5,818	860,366
Gilead Sciences, Inc.	42,115	4,814,166
HCA Healthcare, Inc.	7,466	2,286,836
Intuitive Surgical, Inc. (a)	5,653	3,240,017
Johnson & Johnson	48,036	7,926,901
Medtronic PLC	38,512	3,543,874
Merck & Co., Inc.	68,387	6,308,701
Quest Diagnostics, Inc.	6,312	1,091,345
Regeneron Pharmaceuticals, Inc.	1,172	818,923
Stryker Corp.	5,366	2,072,295
Thermo Fisher Scientific, Inc.	6,546	3,462,572
Universal Health Services, Inc. - Class B	5,307	930,052
Zimmer Biomet Holdings, Inc.	7,430	775,097
		55,123,600

Industrial Products - 5.5%
3M Co.	23,555	3,653,852
Allegion PLC	5,642	726,182
AMETEK, Inc.	10,058	1,903,979
Cummins, Inc.	4,102	1,510,274
Dover Corp.	5,836	1,160,022
L3Harris Technologies, Inc.	4,687	966,038
Lockheed Martin Corp.	10,170	4,580,263
Northrop Grumman Corp.	2,917	1,346,896
Parker-Hannifin Corp.	3,300	2,206,083
Pentair PLC	11,006	1,036,765
RTX Corp.	47,854	6,364,103
Snap-on, Inc.	2,685	916,041
Trane Technologies PLC	8,517	3,012,463
Trimble, Inc. (a)	9,953	716,417
Veralto Corp.	12,621	1,259,071
Wabtec Corp.	9,372	1,737,194
		33,095,643

Industrial Services - 3.1%
Automatic Data Processing, Inc.	14,454	4,555,612
CSX Corp.	32,370	1,036,164
Delta Air Lines, Inc.	19,378	1,165,005
FedEx Corp.	5,887	1,547,692
Republic Services, Inc.	15,347	3,637,546
Union Pacific Corp.	18,309	4,516,647
United Airlines Holdings, Inc. (a)	10,340	969,996
United Rentals, Inc.	1,851	1,188,934
		18,617,596

Insurance - 9.3%
Allstate Corp.	13,952	2,778,541
Berkshire Hathaway, Inc. - Class B (a)	64,192	32,983,775
Chubb Ltd.	18,698	5,337,905
Cincinnati Financial Corp.	10,279	1,519,339
Globe Life, Inc.	8,583	1,093,732
Hartford Insurance Group, Inc.	17,249	2,040,212
Progressive Corp.	25,995	7,330,590
Travelers Cos., Inc.	11,593	2,996,674
		56,080,768

Materials - 1.8%
CF Industries Holdings, Inc.	10,403	842,851
DuPont de Nemours, Inc.	9,001	736,012
Ecolab, Inc.	10,376	2,791,248
Linde PLC	4,297	2,006,914
Mosaic Co.	23,608	564,703
Packaging Corp. of America	5,792	1,234,217
Sherwin-Williams Co.	2,878	1,042,613
Steel Dynamics, Inc.	5,163	697,366
Vulcan Materials Co.	2,970	734,511
		10,650,435

Media - 10.8%
Booking Holdings, Inc.	1,114	5,587,835
Comcast Corp. - Class A	156,230	5,605,533
Expedia Group, Inc. (a)	7,105	1,406,506
Fox Corp. - Class A	19,787	1,139,731
GoDaddy, Inc. - Class A (a)	6,300	1,130,850
Meta Platforms, Inc. - Class A	47,574	31,788,947
Netflix, Inc. (a)	15,705	15,399,695
News Corp. - Class A	34,926	999,582
VeriSign, Inc. (a)	6,547	1,557,400
		64,616,079

Oil & Gas - 3.8%
ConocoPhillips	39,428	3,909,286
EOG Resources, Inc.	17,232	2,187,430
Exxon Mobil Corp.	93,798	10,442,531
Hess Corp.	15,149	2,256,292
Targa Resources Corp.	7,219	1,456,217
Williams Cos., Inc.	47,141	2,742,664
		22,994,420

Real Estate - 2.4%
American Tower Corp.	13,700	2,816,994
Camden Property Trust	6,338	786,292
CBRE Group, Inc. - Class A (a)	8,920	1,266,105
Equity Residential	15,748	1,168,029
Essex Property Trust, Inc.	3,985	1,241,607
Kimco Realty Corp.	36,394	804,307
Mid-America Apartment Communities, Inc.	4,731	795,376
Regency Centers Corp.	9,740	747,058
Simon Property Group, Inc.	13,871	2,581,254
Welltower, Inc.	12,230	1,877,427
		14,084,449

Retail & Wholesale - Discretionary - 3.5%
AutoZone, Inc. (a)	729	2,546,404
Home Depot, Inc.	17,596	6,978,574
O'Reilly Automotive, Inc. (a)	1,790	2,458,816
Ross Stores, Inc.	13,530	1,898,529
TJX Cos., Inc.	49,183	6,136,071
Ulta Beauty, Inc. (a)	2,028	742,978
		20,761,372

Retail & Wholesale - Staples - 5.6%
Costco Wholesale Corp.	3,195	3,350,309
Dollar General Corp.	10,878	806,930
Walmart, Inc.	297,596	29,345,942
		33,503,181

Software & Tech Services - 6.4%
Accenture PLC - Class A	9,716	3,386,026
EPAM Systems, Inc. (a)	3,570	735,920
Leidos Holdings, Inc.	9,330	1,212,620
Microsoft Corp.	68,866	27,339,113
Roper Technologies, Inc.	1,745	1,019,952
Salesforce, Inc.	15,990	4,762,622
		38,456,253

Tech Hardware & Semiconductors - 18.1%
Apple, Inc.	123,434	29,851,279
Applied Materials, Inc.	6,898	1,090,367
Arista Networks, Inc. (a)	45,180	4,203,999
Broadcom, Inc.	128,671	25,660,858
Cisco Systems, Inc.	141,430	9,067,077
F5, Inc. (a)	3,352	980,225
Garmin, Ltd.	7,169	1,641,199
Lam Research Corp.	11,873	911,134
Micron Technology, Inc.	7,761	726,662
Motorola Solutions, Inc.	7,672	3,377,368
NVIDIA Corp.	216,807	27,083,531
QUALCOMM, Inc.	17,536	2,756,133
Skyworks Solutions, Inc.	6,523	434,823
Teledyne Technologies, Inc. (a)	1,997	1,028,495
		108,813,150

Telecommunications - 1.9%
T-Mobile US, Inc.	43,167	11,641,708

Utilities - 2.6%
American Electric Power Co., Inc.	19,164	2,032,342
CMS Energy Corp.	12,383	904,578
Consolidated Edison, Inc.	7,373	748,507
Constellation Energy Corp.	6,096	1,527,322
Duke Energy Corp.	22,605	2,655,861
Evergy, Inc.	12,967	893,556
Exelon Corp.	53,713	2,374,115
PPL Corp.	21,608	760,818
Southern Co.	14,947	1,342,091
Vistra Corp.	12,701	1,697,616
Xcel Energy, Inc.	12,628	910,479
		15,847,285
TOTAL COMMON STOCKS (Cost $553,840,568)		601,165,754

SHORT-TERM INVESTMENTS - 0.2%	Shares	Value
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.28% (b)	1,254,983	1,254,983
TOTAL SHORT-TERM INVESTMENTS (Cost $1,254,983)		1,254,983

TOTAL INVESTMENTS - 100.3% (Cost $555,095,551)		602,420,737
Liabilities in Excess of Other Assets - (0.3)%		(2,042,634)
TOTAL NET ASSETS - 100.0%		$600,378,103
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Horizon Multi-Factor U.S. Equity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$601,165,754	$–	$–	$601,165,754
Money Market Funds	1,254,983	–	–	1,254,983
Total Investments	$602,420,737	$–	$–	$602,420,737

Refer to the Schedule of Investments for further disaggregation of investment categories.